Commitments, contingencies and legal proceedings - Schedule of guarantees and financing commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees on behalf of Group companies | Commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 943	€ 964
Corporate guarantees	275	263
Guarantees on behalf of Group companies | Non-commercial guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	431	498
Corporate guarantees	37	33
Financing commitments | Customer finance commitments
Guarantees and other contingent commitments
Customer finance commitments	7	11
Financing commitments | Investment commitments
Guarantees and other contingent commitments
Investment commitments	€ 221	€ 306